Statement of Cash Flows (Unaudited) (USD $)	3 Months Ended		37 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating Activities
Net loss for the period	$ (16,177)	$ (2,372)	$ (59,623)
Changes in operating assets and liabilities:
Accounts payable	2,540	824	2,540
Accrued expenses	1,500	1,500	9,000
Net cash used in operating activities	(12,137)	(48)	(48,083)
Financing Activities
Proceeds from issuance of common stock	37,500		87,500
Cancellation of common stock	(10,000)		(10,000)
Due to related parties			6
Net Cash Provided by Financing Activities	27,500		77,506
Net Increase in Cash	15,363	(48)	29,423
Cash, Beginning of Period	14,060	41,078
Cash, End of Period	29,423	41,030	29,423
Supplemental Disclosures
Interest paid
Income taxes paid